Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the computation of basic and diluted net loss per share for the period indicated:

	Twelve Weeks Ended		Twenty-eight Weeks Ended
	July 14, 2014	July 15, 2013	July 14, 2014	July 15, 2013
Net income (loss) (in thousands):	$1,119	$423	$(8,869)	$(968)
Shares:
Basic weighted average shares outstanding	19,269,746	12,561,414	15,812,901	12,561,414
Diluted weighted average shares outstanding	19,477,864	12,561,414	15,812,901	12,561,414
Earnings per share:
Basic EPS	$0.06	$0.03	$(0.56)	$(0.08)
Diluted EPS	$0.06	$0.03	$(0.56)	$(0.08)

The following table presents the computation of basic and diluted net loss per share for the period indicated:

	2013	2012	2011
Historical net loss per share:
Net loss	$(3,715,096)	$(252,895)	$(26,925)
Weighted average shares outstanding, basic and diluted	12,561,414	12,561,414	12,561,414
Net loss per share, basic and diluted	$(0.30)	$(0.02)	$—